Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental Cash Flow Information

	Year Ended	Year Ended
	December 31,	December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$315	$314
Operating cash flows from finance leases	-	-
Financing cash flows from finance leases	-	1

Non-cash activity
Right-of-use assets obtained in exchange for operating lease liabilities	-	563
Assets obtained in exchange for finance lease liabilities	-	-

Supplemental Information

	December 31,	December 31,
	2020	2019
Weighted-average remaining lease term (in years):
Operating leases	1.7	2.7
Finance leases	-	0.3
Weighted average discount rate
Operating leases (1)	12.1%	12.0%
Finance leases	-	8.7%

Upon adoption of the new lease standard, discount rates used for existing leases were established at January 1, 2019.

Future Maturities of Lease Liabilities

	Operating Leases	Finance Leases
2021	$175	$-
2022	166	-
2023	4	-
Thereafter	-	-
Total undiscounted lease payments	345	-
Less: imputed interest	(40)	-
Present value of lease liabilities	305	-
Less: current obligations under leases	(146)	-
Long-term lease obligations	$159	$-